Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Short-Term and Long-Term Investments
The carrying value of short-term and long-term investments consists of the following:

	As of December 31,
	2012	2011
In millions
Equity method investments	$23.3	$25.8
Equity investments at cost	12.9	12.5
Items measured at fair value on a recurring basis	13.4	16.2
Time deposits	0.3	0.3
Total investments	49.9	54.8
Less: short-term investments	0.3	0.3
Non-current investments	$49.6	$54.5